CONSOLIDATED CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]
Balance, shares at Dec. 31, 2021		49,504,185			12,500
Balance, amount at Dec. 31, 2021	$ 447,721	$ 495,042	$ 39,219,146	$ (39,266,592)	$ 125	$ 0	$ 0
Common Stock issued during the year, shares		500,000
Common Stock issued during the year, amount	5,000	$ 5,000	0	0	0	0	0
Net Loss for the year, shares		2,685,750
Net Loss for the year, amount	26,858	$ 26,858	0	0	0	0	0
Net Loss for the year	(13,358)	$ 0	0	(13,358)	$ 0	0	0
Balance, shares at Dec. 31, 2022		50,004,185			12,500
Balance, amount at Dec. 31, 2022	439,363	$ 500,042	39,219,146	(39,279,950)	$ 125	0	0
Common Stock issued during the year, shares		13,745,340
Common Stock issued during the year, amount	(363,959)	$ 137,453	(501,412)	0	0	0	0
Net Loss for the year	(184,288)	$ 0	0	(184,288)	$ 0	0	$ 0
Balance, shares at Dec. 31, 2023		63,749,525			12,500
Balance, amount at Dec. 31, 2023	$ (108,884)	$ 637,495	$ 38,717,734	$ (39,464,238)	$ 125	$ 0